Consolidated Statements of Operations (USD $)	3 Months Ended		9 Months Ended		48 Months Ended
	Aug. 31, 2011	Aug. 31, 2010	Aug. 31, 2011	Aug. 31, 2010	Aug. 31, 2011
Income Statement [Abstract]
NET REVENUES
OPERATING EXPENSES
Exploration and carrying costs (including stock-based costs of $-0-, $-0-, $123,000, $-0-, and $123,000, respectively	87,867	9,750	548,663	9,750	575,638
Officers' and directors' compensation (including stock-based compensation of $-0-, $-0-, $-0-, $-0- and $860,000, respectively)	53,000		154,000		1,166,000
Consulting fees (including stock-based compensation of $257,400, $-0-, $306,600, $2,300,000, and $2,606,600, respectively)	413,200	46,000	922,190	2,954,000	3,276,490
Professional fees (including stock-based compensation of $336,000, $-0-, $3,639,669, $-0- and $4,303,824, respectively)	458,865	51,001	3,985,815	234,081	4,832,633
General and administrative	374,894	1,118	1,158,881	8,957	1,324,249
Donated services					18,400
Impairment of mineral property acquisition costs					6,500
Total Operating Expenses	1,387,826	107,869	6,769,549	3,206,788	11,199,910
LOSS FROM OPERATIONS	(1,387,826)	(107,869)	(6,769,549)	(3,206,788)	(11,199,910)
OTHER INCOME (EXPENSES)
Gain from forgiveness of amounts due to former related parties					28,539
Write off of goodwill			(431,713)		(431,713)
Interest expense (including amortization of debt discount of $215,817, $-0-, $311,455, $-0-, and $350,391, respectively)	(292,339)	(8,117)	(458,140)	(8,189)	(528,383)
Loss on conversion of notes payable to investors to common stock	(518,070)		(518,070)		(518,070)
Total Other Income (Expenses)	(810,409)	(8,117)	(1,407,923)	(8,189)	(1,449,627)
LOSS BEFORE INCOME TAXES	(2,198,235)	(115,986)	(8,177,472)	(3,214,977)	(12,649,537)
INCOME TAX EXPENSE
NET LOSS	$ (2,198,235)	$ (115,986)	$ (8,177,472)	$ (3,214,977)	$ (12,649,537)
BASIC AND FULLY DILUTED:
Net loss per common share	$ 0.00	$ 0.00	$ (0.02)	$ (0.04)	$ (0.10)
Weighted average shares outstanding	471,982,897	75,013,332	327,499,463	73,178,783	125,269,438